PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 3,464,617	R$ 3,467,219
Fair value of plan assets	4,182,580	4,170,438
Net liabilities (assets)	(717,963)	(703,219)
Net liabilities (assets)	765,655	554,666	R$ 789,519
Current assets		(90,538)
Noncurrent assets	(4,161)	(4,613)
Current liabilities	27,377	19,946
Noncurrent liabilities	742,439	629,871
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,969,220	2,066,175
Fair value of plan assets	3,273,309	3,310,273
Net liabilities (assets)	(1,304,089)	(1,244,098)
Net liabilities (assets)	64,725	(26,359)	(91,272)
Current assets		(90,538)
Noncurrent assets	(4,161)	(4,613)
Current liabilities	7,643	7,146
Noncurrent liabilities	61,243	61,646
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,495,397	1,401,044
Fair value of plan assets	909,271	860,165
Net liabilities (assets)	586,126	540,879
Net liabilities (assets)	700,930	581,025	880,791
Current liabilities	19,734	12,800
Noncurrent liabilities	681,196	568,225
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,483,618	1,257,885	1,102,805
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,368,814	1,217,739	1,081,325
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 114,804	R$ 40,146	R$ 21,480